Investments in Joint Ventures - Summary of the Financial Information for Equity Accounted Investments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 51,706,378	$ 48,053,524
Non-current assets	746,961,964	895,952,783
Current liabilities	58,707,768	63,061,107
Long-term liabilities	265,189,804	316,348,785
Revenues	150,204,527	145,003,021	$ 144,259,312
Operating income/(loss)	(31,015,052)	23,341,950	21,709,008
Net income/(loss)	(35,123,208)	11,984,485	$ 2,093,124
Space Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,347,954	2,163,484
Non-current assets	11,900,116	12,559,048
Current liabilities	1,426,492	1,118,776
Long-term liabilities	4,178,256	4,855,255
Revenues	3,023,283	3,222,037
Operating income/(loss)	26,559	451,895
Net income/(loss)	(105,179)	246,616
Financial Power Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	3,112,192	2,359,816
Non-current assets	11,924,795	12,575,608
Current liabilities	1,506,835	1,491,243
Long-term liabilities	4,178,256	4,855,255
Revenues	3,464,824	3,481,799
Operating income/(loss)	893,121	935,869
Net income/(loss)	762,975	728,428
Cannes View Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,630,592	1,267,542
Non-current assets	13,071,670	13,801,972
Current liabilities	1,687,929	1,440,769
Long-term liabilities	6,307,812	7,050,860
Revenues	4,227,682	2,764,359
Operating income/(loss)	396,337	(645,197)
Net income/(loss)	128,636	(1,019,886)
ColoradoOiland Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,017,765	1,126,697
Non-current assets	11,870,528	12,335,790
Current liabilities	3,231,113	2,688,747
Long-term liabilities	5,519,327	6,169,497
Revenues	3,154,728	2,704,455
Operating income/(loss)	(216,091)	(817,717)
Net income/(loss)	(466,393)	(1,155,342)
Frost Investments Corp Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	13,208,202	10,831,800
Non-current assets	18,532,414	19,464,419
Current liabilities	2,247,545	2,575,067
Long-term liabilities	8,008,092	9,384,573
Revenues	7,162,657	6,866,426
Operating income/(loss)	3,509,152	3,122,539
Net income/(loss)	3,148,404	2,656,770
MGC Aggressive Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	23,228,225	5,096,668
Non-current assets	56,221,031	82,809,937
Current liabilities	5,357,705	8,315,433
Long-term liabilities	22,799,849	40,958,366
Revenues	17,468,871	18,409,814
Operating income/(loss)	13,857,864	4,869,260
Net income/(loss)	$ 12,918,760	$ 3,882,812